Segment Information	12 Months Ended
Nov. 30, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information

We have four reportable segments that are comprised of (1) North America, (2) EAA, (3) Cruise Support and (4) Tour and Other. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. The CODM assesses performance and makes decisions to allocate resources for Carnival Corporation & plc based upon review of the results across all of our segments.

Our North America segment includes Carnival Cruise Line, Holland America Line, Princess Cruises and Seabourn. Our EAA segment includes AIDA, Costa, Cunard, P&O Cruises (Australia) and P&O Cruises (UK). The operations of these reporting units have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating Costs and Expenses	Selling and Administrative	Depreciation and Amortization	Operating Income (Loss)		Capital Expenditures	Total Assets
2017
North America	$11,135	$6,338	$1,284	$1,136	$2,376		$1,497	$23,907
EAA	6,158	4,082	720	620	648	(a)	1,011	14,672
Cruise Support	129	66	246	53	(235)		431	1,739
Tour and Other	236	163	15	37	20		5	459
Intersegment elimination	(148)	(148)	—	—	—		—	—
	$17,510	$10,501	$2,265	$1,846	$2,809		$2,944	$40,778
2016
North America	$10,267	$5,786	$1,220	$1,056	$2,205		$2,069	$23,454
EAA	5,906	3,524	691	599	1,092		667	13,456
Cruise Support	131	67	278	42	(256)		310	1,513
Tour and Other	231	152	8	41	30		16	458
Intersegment elimination	(146)	(146)	—	—	—		—	—
	$16,389	$9,383	$2,197	$1,738	$3,071		$3,062	$38,881
2015
North America	$9,866	$5,925	$1,140	$994	$1,807		$854	$22,420
EAA	5,636	3,442	695	561	938		1,265	14,076
Cruise Support	119	58	223	27	(189)		162	2,248
Tour and Other	226	155	9	44	18		13	493
Intersegment elimination	(133)	(133)	—	—	—		—	—
	$15,714	$9,447	$2,067	$1,626	$2,574		$2,294	$39,237

(a)	Includes $89 million of impairment charges related to EAA’s goodwill and trademarks.

A portion of the North America segment’s revenues includes revenues for the tour portion of a cruise when a cruise and land tour package are sold together by Holland America Line and Princess Cruises. These intersegment tour revenues, which are also included in our Tour and Other segment, are eliminated by the North America segment’s revenues and operating expenses in the line “Intersegment elimination.”

Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, glass-domed railcars, which run on the Alaska Railroad, and our owned ships that we leased out under long-term charters to unaffiliated entities.

Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2017	2016	2015
North America	$9,195	$8,327	$8,015
Europe	5,414	5,254	5,133
Australia and Asia	2,604	2,506	2,256
Other	297	302	310
	$17,510	$16,389	$15,714

Substantially all of our long-lived assets consist of our ships and move between geographic areas.